                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Enterprise Fund
Portfolio Of Investments   March 31, 2007 (Unaudited)


                                                              NUMBER OF
DESCRIPTION                                                     SHARES            VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS   98.9%
ADVERTISING   0.2%
Omnicom Group, Inc. .................................             24,988     $    2,558,272
                                                                             --------------

AEROSPACE & DEFENSE   4.6%
General Dynamics Corp. ..............................             91,633          7,000,761
Goodrich Corp. ......................................            168,625          8,680,815
Honeywell International, Inc. .......................            208,789          9,616,821
Northrop Grumman Corp. ..............................            122,895          9,121,267
Precision Castparts Corp. ...........................             93,172          9,694,547
Rockwell Collins, Inc. ..............................             51,000          3,413,430
United Technologies Corp. ...........................            199,055         12,938,575
                                                                             --------------
                                                                                 60,466,216
                                                                             --------------
AGRICULTURAL PRODUCTS   1.0%
Archer-Daniels-Midland Co. ..........................            369,953         13,577,275
                                                                             --------------

AIR FREIGHT & LOGISTICS   0.5%
FedEx Corp. .........................................             57,284          6,154,020
                                                                             --------------

APPAREL, ACCESSORIES & LUXURY GOODS   0.3%
Coach, Inc. (a) .....................................             79,100          3,958,955
                                                                             --------------

APPAREL RETAIL   2.5%
Abercrombie & Fitch Co., Class A ....................             41,900          3,170,992
American Eagle Outfitters, Inc. .....................            292,061          8,758,909
bebe stores, Inc. ...................................             18,816            327,022
Chico's FAS, Inc. (a) ...............................            189,782          4,636,374
The Men's Wearhouse, Inc. ...........................            211,535          9,952,722
Ross Stores, Inc. ...................................             73,900          2,537,744
Urban Outfitters, Inc. (a) ..........................            150,300          3,925,619
                                                                             --------------
                                                                                 33,309,382
                                                                             --------------
APPLICATION SOFTWARE   0.6%
Citrix Systems, Inc. (a) ............................            249,960          8,006,219
                                                                             --------------



ASSET MANAGEMENT & CUSTODY BANKS   0.6%
Franklin Resources, Inc. ............................             62,075     $    7,500,522
                                                                             --------------

AUTO PARTS & EQUIPMENT   0.4%
Johnson Controls, Inc. ..............................             52,000          4,920,240
                                                                             --------------

BIOTECHNOLOGY   5.1%
Affymetrix, Inc. (a) ................................            104,200          3,133,294
Amgen, Inc. (a) .....................................             47,058          2,629,601
Celgene Corp. (a) ...................................            444,750         23,331,585
Genentech, Inc. (a) .................................             82,049          6,737,864
Gilead Sciences, Inc. (a) ...........................            412,451         31,552,501
                                                                             --------------
                                                                                 67,384,845
                                                                             --------------
BROADCASTING & CABLE TV   1.2%
Comcast Corp., Class A (a) ..........................            291,474          7,563,750
EchoStar Communications Corp., Ser A (a) ............            174,600          7,582,878
                                                                             --------------
                                                                                 15,146,628
                                                                             --------------
CASINOS & GAMING   0.4%
MGM MIRAGE (a) ......................................             71,196          4,949,546
                                                                             --------------

COMMUNICATIONS EQUIPMENT   6.7%
ADC Telecommunications, Inc. (a) ....................            264,825          4,433,170
Cisco Systems, Inc. (a) .............................            526,716         13,447,059
Corning, Inc. (a) ...................................          1,265,109         28,768,579
Harris Corp. ........................................            159,423          8,122,602
Motorola, Inc. ......................................            785,750         13,884,203
QUALCOMM, Inc. ......................................            282,753         12,062,243
Research In Motion, Ltd. (Canada) (a) ...............             38,863          5,304,411
Tellabs, Inc. (a) ...................................            160,442          1,588,376
                                                                             --------------
                                                                                 87,610,643
                                                                             --------------
COMPUTER & ELECTRONICS RETAIL   0.5%
Best Buy Co., Inc. ..................................             80,335          3,913,921
GameStop Corp., Class A (a) .........................             83,200          2,696,836
                                                                             --------------
                                                                                  6,610,757
                                                                             --------------



COMPUTER HARDWARE   4.9%
Apple Computer, Inc. (a) ............................            263,275     $   24,460,880
Hewlett-Packard Co. .................................            435,182         17,468,206
International Business Machines Corp. ...............            241,159         22,731,647
                                                                             --------------
                                                                                 64,660,733
                                                                             --------------
COMPUTER STORAGE & PERIPHERALS   0.9%
EMC Corp. (a) .......................................            812,580         11,254,233
                                                                             --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.9%
Caterpillar, Inc. ...................................            182,242         12,215,682
Deere & Co. .........................................             64,144          6,968,604
Manitowoc Co., Inc. .................................             77,100          4,906,806
Terex Corp. (a) .....................................             92,000          6,601,920
Toro Co. ............................................             72,184          3,698,708
Trinity Industries, Inc. ............................             92,925          3,895,416
                                                                             --------------
                                                                                 38,287,136
                                                                             --------------
CONSTRUCTION MATERIALS   0.4%
Cemex, SA de CV - ADR (Mexico) ......................            174,659          5,720,082
                                                                             --------------

CONSUMER FINANCE   0.5%
First Marblehead Corp. ..............................            140,285          6,297,394
                                                                             --------------

DATA PROCESSING & OUTSOURCED SERVICES   1.1%
Alliance Data Systems Corp. (a) .....................             88,014          5,423,423
Ceridian Corp. (a) ..................................            115,299          4,017,017
CheckFree Corp. (a) .................................            121,362          4,501,316
                                                                             --------------
                                                                                 13,941,756
                                                                             --------------
DEPARTMENT STORES   2.2%
J.C. Penney Co., Inc. ...............................            139,747         11,481,613
Kohl's Corp. (a) ....................................            130,946         10,031,773
Nordstrom, Inc. .....................................            146,539          7,757,775
                                                                             --------------
                                                                                 29,271,161
                                                                             --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   0.3%
Dun & Bradstreet Corp. ..............................             37,800          3,447,360
                                                                             --------------



DIVERSIFIED METALS & MINING   0.5%
Southern Copper Corp. ...............................             92,513     $    6,629,482
                                                                             --------------

DRUG RETAIL   3.7%
CVS Corp. ...........................................          1,329,228         45,379,844
Walgreen Co. ........................................             69,392          3,184,399
                                                                             --------------
                                                                                 48,564,243
                                                                             --------------
EDUCATION SERVICES   0.2%
Apollo Group, Inc., Class A (a) .....................             44,947          1,973,173
                                                                             --------------

ELECTRONIC MANUFACTURING SERVICES   0.1%
Jabil Circuit, Inc. .................................             67,074          1,436,054
                                                                             --------------

ENVIRONMENTAL & FACILITIES SERVICES   0.5%
Waste Management, Inc. ..............................            208,566          7,176,756
                                                                             --------------

FERTILIZERS & AGRICULTURAL CHEMICALS   0.8%
Monsanto Co. ........................................            188,742         10,373,260
                                                                             --------------

FOOD DISTRIBUTORS   0.2%
Sysco Corp. .........................................             87,525          2,960,971
                                                                             --------------

FOOD RETAIL   1.3%
Kroger Co. ..........................................            375,100         10,596,575
Safeway, Inc. .......................................            183,070          6,707,685
                                                                             --------------
                                                                                 17,304,260
                                                                             --------------
FOOTWEAR   0.2%
Nike, Inc., Class B .................................             23,903          2,539,933
                                                                             --------------

GENERAL MERCHANDISE STORES   0.7%
Dollar Tree Stores, Inc. (a) ........................            103,602          3,961,741
Target Corp. ........................................             82,400          4,883,024
                                                                             --------------
                                                                                  8,844,765
                                                                             --------------
HEALTH CARE DISTRIBUTORS   0.6%
AmerisourceBergen Corp. .............................             79,604          4,199,111
McKesson Corp. ......................................             67,700          3,963,158
                                                                             --------------
                                                                                  8,162,269
                                                                             --------------



HEALTH CARE EQUIPMENT   1.2%
Becton, Dickinson & Co. .............................             57,796     $    4,443,935
Stryker Corp. .......................................            177,398         11,765,035
                                                                             --------------
                                                                                 16,208,970
                                                                             --------------
HEALTH CARE SERVICES   1.4%
Laboratory Corp. of America Holdings (a) ............             62,881          4,567,047
Medco Health Solutions, Inc. (a) ....................            124,300          9,015,479
Pediatrix Medical Group, Inc. (a) ...................             33,030          1,884,692
Quest Diagnostics, Inc. .............................             62,480          3,115,877
                                                                             --------------
                                                                                 18,583,095
                                                                             --------------
HOME ENTERTAINMENT SOFTWARE   0.2%
Electronic Arts, Inc. (a) ...........................             57,873          2,914,484
                                                                             --------------

HOME FURNISHING RETAIL   0.2%
Williams-Sonoma, Inc. ...............................             59,008          2,092,424
                                                                             --------------

HOME FURNISHINGS   0.6%
Tempur-Pedic International, Inc. ....................            293,529          7,628,819
                                                                             --------------

HOME IMPROVEMENT RETAIL   0.2%
Lowe's Cos., Inc. ...................................             91,372          2,877,304
                                                                             --------------

HOUSEHOLD PRODUCTS   1.4%
Colgate-Palmolive Co. ...............................            138,100          9,223,699
Kimberly-Clark Corp. ................................             20,056          1,373,635
Procter & Gamble Co. ................................            129,474          8,177,578
                                                                             --------------
                                                                                 18,774,912
                                                                             --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.4%
TXU Corp. ...........................................             82,733          5,303,185
                                                                             --------------

INTEGRATED OIL & GAS   1.8%
ConocoPhillips ......................................            204,682         13,990,015
Exxon Mobil Corp. ...................................            122,012          9,205,805
                                                                             --------------
                                                                                 23,195,820
                                                                             --------------



INTERNET RETAIL   0.6%
Expedia, Inc. (a) ...................................            315,030     $    7,302,395
                                                                             --------------

INTERNET SOFTWARE & SERVICES   2.4%
eBay, Inc. (a) ......................................            556,260         18,440,019
Google, Inc., Class A (a) ...........................             17,100          7,834,536
Openwave Systems, Inc. (a) ..........................            648,567          5,285,821
                                                                             --------------
                                                                                 31,560,376
                                                                             --------------
INVESTMENT BANKING & BROKERAGE   4.6%
Bear Stearns Co., Inc. ..............................             78,822         11,850,888
Goldman Sachs Group, Inc. ...........................            153,829         31,785,686
Lehman Brothers Holdings, Inc. ......................             39,590          2,774,071
Merrill Lynch & Co., Inc. ...........................            168,009         13,721,295
                                                                             --------------
                                                                                 60,131,940
                                                                             --------------
IT CONSULTING & OTHER SERVICES   1.6%
Accenture, Ltd., Class A (Bermuda) ..................            443,396         17,088,482
Infosys Technologies, Ltd. - ADR (India) ............             83,027          4,172,107
                                                                             --------------
                                                                                 21,260,589
                                                                             --------------
LIFE & HEALTH INSURANCE   0.4%
Prudential Financial, Inc. ..........................             61,317          5,534,472
                                                                             --------------

LIFE SCIENCES TOOLS & SERVICES   0.7%
Thermo Fisher Scientific, Inc. (a) ..................            200,770          9,385,998
                                                                             --------------

MANAGED HEALTH CARE   5.9%
Aetna, Inc. .........................................            216,797          9,493,541
Health Net, Inc. (a) ................................             90,997          4,896,548
UnitedHealth Group, Inc. (b) ........................            816,145         43,231,201
WellCare Health Plans, Inc. (a) .....................            103,916          8,858,839
WellPoint, Inc. (a) .................................            141,962         11,513,118
                                                                             --------------
                                                                                 77,993,247
                                                                             --------------
MOTORCYCLE MANUFACTURERS   0.5%
Harley-Davidson, Inc. ...............................            121,544          7,140,710
                                                                             --------------



MOVIES & ENTERTAINMENT   3.1%
News Corp., Class A .................................            641,331     $   14,827,573
Time Warner, Inc. ...................................            362,130          7,141,204
Walt Disney Co. .....................................            531,508         18,299,820
                                                                             --------------
                                                                                 40,268,597
                                                                             --------------
OIL & GAS EQUIPMENT & SERVICES   0.5%
Baker Hughes, Inc. ..................................            104,737          6,926,258
                                                                             --------------

OIL & GAS EXPLORATION & PRODUCTION   0.6%
XTO Energy, Inc. ....................................            133,684          7,327,220
                                                                             --------------

OIL & GAS REFINING & MARKETING   1.1%
Valero Energy Corp. .................................            219,155         14,133,306
                                                                             --------------

OTHER DIVERSIFIED FINANCIAL SERVICES   2.3%
Bank of America Corp. ...............................            228,544         11,660,315
Citigroup, Inc. .....................................            119,797          6,150,378
JPMorgan Chase & Co. ................................            257,491         12,457,414
                                                                             --------------
                                                                                 30,268,107
                                                                             --------------
PACKAGED FOODS & MEATS   1.0%
General Mills, Inc. .................................            142,681          8,306,888
Kellogg Co. .........................................             87,623          4,506,451
                                                                             --------------
                                                                                 12,813,339
                                                                             --------------
PERSONAL PRODUCTS   0.5%
Bare Escentuals, Inc. (a) ...........................             28,250          1,013,327
Estee Lauder Cos., Inc., Class A ....................            126,502          6,179,623
                                                                             --------------
                                                                                  7,192,950
                                                                             --------------
PHARMACEUTICALS   4.0%
Johnson & Johnson ...................................             69,674          4,198,555
Merck & Co., Inc. ...................................            328,564         14,512,672
Pfizer, Inc. ........................................            129,603          3,273,772
Schering-Plough Corp. ...............................            876,635         22,362,959
Teva Pharmaceutical Industries, Ltd. - ADR (Israel) .             67,855          2,539,813
Wyeth ...............................................            111,680          5,587,350
                                                                             --------------
                                                                                 52,475,121
                                                                             --------------



PROPERTY & CASUALTY INSURANCE   1.4%
Allstate Corp. ......................................             84,298     $    5,062,938
Chubb Corp. .........................................             75,105          3,880,675
CNA Financial Corp. (a) .............................            229,463          9,887,561
                                                                             --------------
                                                                                 18,831,174
                                                                             --------------
RAILROADS   1.6%
Burlington Northern Santa Fe Corp. ..................            115,559          9,294,410
CSX Corp. ...........................................            129,968          5,205,219
Union Pacific Corp. .................................             66,304          6,733,171
                                                                             --------------
                                                                                 21,232,800
                                                                             --------------
RESTAURANTS   1.0%
McDonald's Corp. ....................................            300,715         13,547,211
                                                                             --------------

SEMICONDUCTOR EQUIPMENT   2.3%
Applied Materials, Inc. .............................            539,349          9,880,874
ASML Holding N.V. (Netherlands) (a) .................            156,568          3,875,058
KLA-Tencor Corp. ....................................             62,388          3,326,528
MEMC Electronic Materials, Inc. (a) .................            214,394         12,987,988
                                                                             --------------
                                                                                 30,070,448
                                                                             --------------
SEMICONDUCTORS   1.8%
NVIDIA Corp. (a) ....................................            247,575          7,125,209
PMC - Sierra, Inc. (a) ..............................          1,286,533          9,018,596
Texas Instruments, Inc. .............................            228,837          6,887,994
                                                                             --------------
                                                                                 23,031,799
                                                                             --------------
SOFT DRINKS   0.5%
Hansen Natural Corp. (a) ............................            158,719          6,012,276
                                                                             --------------

SPECIALIZED FINANCE   1.0%
CBOT Holdings, Inc., Class A (a) ....................             21,400          3,925,357
Nasdaq Stock Market, Inc. (a) .......................            184,989          5,440,527
NYSE Group, Inc. (a) ................................             41,500          3,918,268
                                                                             --------------
                                                                                 13,284,152
                                                                             --------------
STEEL   0.9%
Companhia Vale do Rio Doce - ADR (Brazil) ...........            327,022         12,096,544
                                                                             --------------



SYSTEMS SOFTWARE   2.4%
Microsoft Corp. .....................................            441,147     $   12,294,767
Oracle Corp. (a) ....................................            750,468         13,605,985
Red Hat, Inc. (a) ...................................            226,900          5,120,314
                                                                             --------------
                                                                                 31,021,066
                                                                             --------------
TOBACCO   1.0%
Altria Group, Inc. ..................................            154,025         13,524,935
                                                                             --------------

WIRELESS TELECOMMUNICATION SERVICES   1.2%
America Movil, S.A. de C.V., Ser L - ADR (Mexico) ...            204,682          9,781,753
Sprint Nextel Corp. .................................            346,385          6,567,459
                                                                             --------------
                                                                                 16,349,212
                                                                             --------------
TOTAL LONG-TERM INVESTMENTS   98.9%
  (Cost $1,147,154,913) .............................                         1,299,293,796
                                                                             --------------
REPURCHASE AGREEMENTS  0.7%
  Citigroup Global Markets, Inc. ($2,312,517 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.30%, dated 03/30/07, to be sold on 04/02/07 at $2,313,538) ......      $    2,312,517

  State Street Bank & Trust Co. ($6,469,483 par collateralized by U.S.
    Government obligations in a pooled cash account, interest rate of
    5.13%, dated 03/30/07, to be sold on 04/02/07 at $6,472,249) ......           6,469,483
                                                                             --------------

  TOTAL REPURCHASE AGREEMENTS   0.7%
    (Cost $8,782,000) .................................................           8,782,000
                                                                             --------------

  TOTAL INVESTMENTS  99.6%
    (Cost $1,155,936,913) .............................................       1,308,075,796

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.4% .........................           4,852,537
                                                                             --------------

  NET ASSETS 100.0% ...................................................      $1,312,928,333
                                                                             ==============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.


  ADR - American Depositary Receipt


FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                               UNREALIZED
                                                                              APPRECIATION/
LONG CONTRACTS:                                                CONTRACTS      DEPRECIATION
-------------------------------------------------------------------------------------------
LONG CONTRACTS:
S&P 500 Index Futures, June 2007 (Current Notional
  Value of $357,800 per contract) .....................               19     $       55,751
S&P Mini 500 Index Futures, June 2007 (Current Notional
  Value of $71,560 per contract) ......................               90             (7,155)
                                                              ----------     --------------
                                                                     109     $       48,596
                                                              ----------     --------------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Enterprise Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007